Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Inventories

Million US dollar	31 December 2020	31 December 2019
Prepayments	92	105
Raw materials and consumables	2 499	2 478
Work in progress	439	405
Finished goods	1 256	1 257
Goods purchased for resale	197	182

Inventories	4 482	4 427
Inventories other than work in progress
Inventories stated at net realizable value	214	171